Investments - Gross Unrealized Losses (Details) $ in Thousands	Dec. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
Fair Value
12 Months or Greater	$ 4,664	$ 3,962
Less Than 12 Months	527,618	760,469
Total	532,282	764,431
Gross Unrealized Losses
12 Months or Greater	(163)	(329)
Less Than 12 Months	(4,805)	(5,018)
Total	$ (4,968)	$ (5,347)
Number of securities in unrealized loss position | Security	407	479
Number of securities in unrealized loss position, twelve months or longer | Security	2	12
U.S. government and agency
Fair Value
12 Months or Greater	$ 0	$ 0
Less Than 12 Months	55,839	193,574
Total	55,839	193,574
Gross Unrealized Losses
12 Months or Greater	0	0
Less Than 12 Months	(834)	(322)
Total	(834)	(322)
UK government
Fair Value
12 Months or Greater	0
Less Than 12 Months	0
Total	0
Gross Unrealized Losses
12 Months or Greater	0
Less Than 12 Months	0
Total	0
Other government
Fair Value
12 Months or Greater	0	1,080
Less Than 12 Months	7,971	37,796
Total	7,971	38,876
Gross Unrealized Losses
12 Months or Greater	0	(23)
Less Than 12 Months	(53)	(65)
Total	(53)	(88)
Corporate
Fair Value
12 Months or Greater	0	2,754
Less Than 12 Months	199,048	338,965
Total	199,048	341,719
Gross Unrealized Losses
12 Months or Greater	0	(306)
Less Than 12 Months	(1,224)	(3,628)
Total	(1,224)	(3,934)
Municipal
Fair Value
12 Months or Greater	0	128
Less Than 12 Months	1,690	761
Total	1,690	889
Gross Unrealized Losses
12 Months or Greater	0	0
Less Than 12 Months	(4)	(2)
Total	(4)	(2)
Residential mortgage-backed
Fair Value
12 Months or Greater	4,626	0
Less Than 12 Months	79,149	52,005
Total	83,775	52,005
Gross Unrealized Losses
12 Months or Greater	(125)	0
Less Than 12 Months	(564)	(679)
Total	(689)	(679)
Commercial mortgage-backed
Fair Value
12 Months or Greater	38	0
Less Than 12 Months	67,094	35,777
Total	67,132	35,777
Gross Unrealized Losses
12 Months or Greater	(38)	0
Less Than 12 Months	(1,562)	(203)
Total	(1,600)	(203)
Asset-backed
Fair Value
12 Months or Greater	0	0
Less Than 12 Months	116,827	101,591
Total	116,827	101,591
Gross Unrealized Losses
12 Months or Greater	0	0
Less Than 12 Months	(564)	(119)
Total	$ (564)	$ (119)